SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability			$ 18,223	$ 6,265
Contingent consideration	$ 18,597,831		12,179,476
Derivative liability	1,690,807		2,294,720
Total	20,288,638		14,492,419
Warrant Liability
Outstanding as of December 31, 2020	18,223	$ 6,265	6,265
Change in fair value	(18,223)	21,930	11,958	(2,353)
Outstanding as of September 30, 2021			18,223	6,265
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Outstanding as of December 31, 2021	12,179,476	$ 0	0
Initial recognition in connection with acquisition of Harper & Jones			3,421,516
Stock price guarantee per consulting agreement			67,000
Conversion into shares			(73,500)
Change in fair value	6,418,355		8,764,460
Outstanding as of September 30, 2022	18,597,831		12,179,476	0
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability			18,223
Total			18,223
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability				$ 6,265
Contingent consideration	18,597,831		12,179,476
Derivative liability	1,690,807		2,294,720
Total	$ 20,288,638		$ 14,474,196